Cover	Feb. 14, 2023
Cover [Abstract]
Entity Registrant Name	Corporate Universe, Inc
Entity Central Index Key	0001450307
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 14, 2023
Entity File Number	001-56271
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-2005645
Entity Address Address Line 1	2093 Philadelphia Pike, 8334
Entity Address City Or Town	Claymont
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19703
City Area Code	302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	273-1150
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	COUV